Pension Schemes - Expected payments (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
In the next 12 months
Disclosure of expected payments pension schemes [Line items]
Expected total benefit payments	€ 23
Between 2 and 5 years
Disclosure of expected payments pension schemes [Line items]
Expected total benefit payments	61
Between 6 and 10 years
Disclosure of expected payments pension schemes [Line items]
Expected total benefit payments	€ 57